Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Income (Loss) of Parent Entity
Statement of comprehensive income

	Parent
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Loss after income tax	(36,303,847)	(30,284,020)	(29,227,163)

Total comprehensive loss	(36,303,847)	(30,284,020)	(29,227,163)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2023	June 30, 2022
	A$	A$
Total current assets	94,375,874	55,353,360
Total non current assets	46,255,643	42,570,439

Total assets	140,631,517	97,923,799

Total current liabilities	3,283,832	1,296,679
Total non current liabilities	983,178	2,654,636

Total liabilities	4,267,010	3,951,315

Equity
— Contributed equity	446,272,203	367,407,757
— Reserves	26,283,211	28,752,813
— Accumulated losses	(336,190,907)	(302,188,086)

Total equity	136,364,507	93,972,484